Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense And Other Assets Current [Abstract]
Schedule of Prepaid Expense and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Prepaid rental expenses	71,324	63,134
Prepaid other service fees	45,478	45,415
Staff advances	8,811	11,125
Others	6,860	8,964
	132,473	128,638